Share-Based Compensation (Compensation Expense for all Employee and Director Share-based Compensation Plans) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	$ 198	$ 69
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	14	14
Performance share units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	104	31
Restricted share units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	47	22
Stock Appreciation Rights (SAR) and Tandem Stock Appreciation Rights (TSAR) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	21	0
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	$ 12	$ 2